Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	1.142%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,225,632.98

Principal:
Principal Collections	$24,854,888.28
Prepayments in Full	$13,416,640.58
Liquidation Proceeds	$661,167.06
Recoveries	$76,009.38
Sub Total	$39,008,705.30
Collections	$41,234,338.28

Purchase Amounts:
Purchase Amounts Related to Principal	$292,379.37
Purchase Amounts Related to Interest	$1,345.92
Sub Total	$293,725.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,528,063.57

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,528,063.57
Servicing Fee	$642,902.39	$642,902.39	$0.00	$0.00	$40,885,161.18
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,885,161.18
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$40,885,161.18
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$40,885,161.18
Interest - Class A-3 Notes	$454,304.99	$454,304.99	$0.00	$0.00	$40,430,856.19
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$40,256,279.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,256,279.36
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$40,162,320.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,162,320.36
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$40,094,454.94
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,094,454.94
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$40,011,235.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,011,235.36
Regular Principal Payment	$37,217,597.71	$37,217,597.71	$0.00	$0.00	$2,793,637.65
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,793,637.65
Residual Released to Depositor	$0.00	$2,793,637.65	$0.00	$0.00	$0.00
Total		$41,528,063.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$37,217,597.71
Total					$37,217,597.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$37,217,597.71	$63.32	$454,304.99	$0.77	$37,671,902.70	$64.09
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$37,217,597.71	$19.80	$873,925.82	$0.47	$38,091,523.53	$20.27

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$469,970,677.80	0.7995418	$432,753,080.09	0.7362250
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$731,530,677.80	0.3892446	$694,313,080.09	0.3694412

Pool Information
Weighted Average APR	3.496%	3.490%
Weighted Average Remaining Term	37.11	36.29
Number of Receivables Outstanding	49,753	48,424
Pool Balance	$771,482,862.05	$731,629,008.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$733,395,930.17	$695,580,524.66
Pool Factor	0.3973852	0.3768568

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$10,974,435.13
Yield Supplement Overcollateralization Amount	$36,048,483.95
Targeted Overcollateralization Amount	$37,315,928.52
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,315,928.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		153	$628,778.15
(Recoveries)		128	$76,009.38
Net Loss for Current Collection Period			$552,768.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8598%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0288%
Second Prior Collection Period			0.7523%
Prior Collection Period			0.6372%
Current Collection Period			0.8826%
Four Month Average (Current and Prior Three Collection Periods)			0.8252%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,881	$11,027,634.48
(Cumulative Recoveries)			$1,154,424.79
Cumulative Net Loss for All Collection Periods			$9,873,209.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5086%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,841.44
Average Net Loss for Receivables that have experienced a Realized Loss			$2,543.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.55%	592	$11,376,596.38
61-90 Days Delinquent	0.13%	46	$986,342.64
91-120 Days Delinquent	0.07%	19	$497,154.04
Over 120 Days Delinquent	0.13%	49	$985,982.78
Total Delinquent Receivables	1.89%	706	$13,846,075.84

Repossession Inventory:
Repossessed in the Current Collection Period		32	$687,688.95
Total Repossessed Inventory		45	$987,494.17

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3145%
Prior Collection Period			0.2894%
Current Collection Period			0.2354%
Three Month Average			0.2798%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer